Debt And Credit Facilities-Credit facilities- (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total credit facilities	CAD 8,224.0
Total unutilized credit facilities	4,721.0
Available credit facilities for liquidity purposes	4,489.0	CAD 7,467.0
Decrease in credit facility	1,000.0
Fully revolving and expires in 2021
Disclosure of detailed information about borrowings [line items]
Total credit facilities	4,000.0
Fully revolving and expires in 2020
Disclosure of detailed information about borrowings [line items]
Total credit facilities	2,504.0
Fully revolving and expires in 2018/2019
Disclosure of detailed information about borrowings [line items]
Total credit facilities	1,580.0
Can be terminated at any time at the option of the lenders
Disclosure of detailed information about borrowings [line items]
Total credit facilities	140.0
Credit facilities supporting outstanding commercial paper
Disclosure of detailed information about borrowings [line items]
Credit facilities assigned	(2,136.0)
Credit facilities supporting standby letters of credit
Disclosure of detailed information about borrowings [line items]
Credit facilities assigned	(1,367.0)
Cash collateral	733.0	CAD 1,032.0
COS | Credit facilities for general purposes | Debt Cancellation
Disclosure of detailed information about borrowings [line items]
Credit facility cancelled	CAD 950.0